Expenses - Additional Information (Details) - EUR (€) € in Thousands	12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Selling and marketing expenses	€ 20,448	€ 20,044	€ 26,144
Increase (decrease) in selling and marketing expenses	404	(6,100)
Research and development expenses	29,616	17,390	7,826
Increase in research and development expenses	12,226	9,564
General and administrative expenses	62,502	58,863	50,568
Depreciation and amortization	56,383	54,103	46,217
Increase in general and administrative expenses	3,639	8,295
Non-recurring out of cycle bonus to personnel amount	6,526
Costs related to listing of shares	794
Selling and Marketing Expenses
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Accrual of provision for bad debt.		1,084	3,859
Accrual of provision for expected credit loss		1,079	3,656
Release of provision for bad debt	933
Release of provision for expected credit loss	936
Receivables write-off	3	5	203
Depreciation and amortization	787	844	702
Research and Development Expenses
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Depreciation and amortization	3,353	2,580	930
General and Administrative Expenses
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Depreciation and amortization	5,985	5,383	6,088
Amortization of fair value adjustments from purchase price allocations	1,039	1,039	€ 1,039
Non-recurring litigation costs arising from lawsuit		€ 2,821
General and Administrative Expenses | Incentive Plan 2012-2021, Incentive Plan 2018-2022 and Partially to New Stock Grant Plan 2021-2027
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Non-recurring accrual reversal amount	9,884
General and Administrative Expenses | Incentive Plan 2018-2022, Incentive Plan 2012-2021 and Partially to New Stock Grant Plan 2021-2027
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Non-recurring accrual reversal amount	9,884
Cash Settled Awards
Disclosure Of Attribution Of Expenses By Nature To Their Function [Line Items]
Non-recurring accrual reversal amount	€ 9,884